Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 — Related Party Transactions

NL Penn Capital, LP and SRM Entertainment Group LLC

As of June 30, 2020 and December 31, 2019, due to related party consists of net amounts due to SRM Entertainment Group LLC (“SRM LLC”) and NL Penn Capital, LP (“NL Penn”), the majority owner of both, which are owned by Chris Ferguson, our Chairman and Chief Executive Officer. The amount due to related parties is related to the acquisitions of Pirasta, LLC and Best Party Concepts, LLC offset by operating expenses that were paid by SRM and Edison Nation on behalf of SRM LLC and NL Penn. As of June 30, 2020 and December 31, 2019, the net amount due to related parties was $57,784 and $17,253, respectively. Such amounts are due currently. NL Penn and affiliated entities may lend additional capital to Edison Nation pursuant to terms and conditions similar to the current working capital lenders to Edison Nation such as Franklin Capital. In addition, Edison Nation borrows working capital from Franklin Capital, and Mr. Ferguson is a personal guarantor on the working capital facility provided to Edison Nation by Franklin Capital.

Note 13 — Related Party Transactions

NL Penn Capital, LP and SRM Entertainment Group LLC

On December 31, 2018, the Company completed the acquisition of all of the voting membership interest of Pirasta, LLC from NL Penn Capital, LP in exchange for the satisfaction of $470,000 due from related party. Accordingly, the consolidated financial statements of the Company reflect the accounting of the combined acquired subsidiary at historical carrying values, except that equity reflects a distribution for the excess of consideration paid over the net carrying amount of assets.

On December 31, 2018, the Company completed the acquisition of 50% of the voting membership interest of Best Party Concepts, LLC from NL Penn Capital, LP in exchange for the satisfaction of $500,000 due from related party. Accordingly, the consolidated financial statements of the Company reflect the accounting of the combined acquired subsidiary at historical carrying values, except that equity reflects a distribution for the excess of consideration paid over the net carrying amount of assets.

As of December 31, 2019 and December 31, 2018, the net amounts due to related parties consists of net amounts due to SRM Entertainment Group LLC (“SRM LLC”) and NL Penn Capital, LP, which are both majority owned by Chris Ferguson, our Chairman and Chief Executive Officer. The amount due to related parties is related to the acquisitions of Pirasta, LLC and Best Party Concepts, LLC offset by operating expenses that were paid by SRM and Edison Nation on behalf of SRM LLC and NL Penn Capital, LP. As of December 31, 2019 and December 31, 2018, the net amount due to related parties was $17,253 and $140,682, respectively. Such amounts are due currently.

Enventys Partners, LLC

On August 1, 2018, the Company entered into a one-year letter agreement with Enventys Partners, LLC, a North Carolina limited liability company (“Enventys”), whereby Enventys agreed to provide services to the Company as an independent contractor in the areas of product development and crowdfunding campaign marketing. During the term of the Enventys Agreement, the Company shall pay Enventys a fixed fee of $15,000 per month for product development assistance, including design research, mechanical engineering and quality control planning. Depending on the success of each campaign, the Company may also pay Enventys a commission of up to ten percent of the total funds raised in the applicable campaign. Louis Foreman, who is a member of the Company’s board of director, is also the Chief Executive Officer and the largest equity holder of Enventys. We incurred fees of approximately $97,500 related to the services performed by Enventys for the year ended December 31, 2019. During 2019, the Company and Enventys agreed to the cancellation of the agreement.

In addition, during 2019 we engaged Enventys to design our website and incurred fees of $10,000 related to website development for the Ferguson Containers website.